TAXES ON INCOME (Narrative) (Details) - USD ($) $ in Thousands		12 Months Ended
	Feb. 18, 2018	Dec. 31, 2025	Dec. 31, 2024
Taxes on Income [Line Items]
Tax rate, percentage	7.50%	5.88%
Withholding tax rate, percentage		20.00%
Statutory tax rate		23.00%
Deferred income tax liability (in Dollars)		$ 413	$ 40
Israel [Member]
Taxes on Income [Line Items]
Statutory tax rate		23.00%